Consolidated Statements of Comprehensive Income/(Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 897,035	$ 137,477	¥ 1,447,899	¥ 1,424,234
Cost of revenues	(607,077)	(93,039)	(755,356)	(627,996)
Gross profit	289,958	44,438	692,543	796,238
Operating expenses:
Selling and marketing expenses	(310,433)	(47,576)	(437,986)	(425,217)
General and administrative expenses	(348,435)	(53,400)	(449,903)	(293,157)
Research and development expenses	(31,878)	(4,886)	(32,333)	(26,178)
Income/(loss) from operations	(400,788)	(61,424)	(227,679)	51,686
Other income (expenses):
Interest income	448	69	1,633	1,150
Interest expenses	(6,101)	(935)	(2,453)	(8)
Foreign currency exchange gain/(loss), net	(382)	(59)	(19)	21
Gains/(losses) on disposal and closure of subsidiaries and branches	(31,884)	(4,886)	583
Gains on available-for-sale investments				3,916
Gains on Short-term investments	495	76
Government grants	28,124	4,310	5,773	7,817
Equity in income/(loss) on equity method investments	(1,532)	(235)	2,658	1,668
Others, net	4,640	711	4,044	1,649
Income/(loss) before income tax	(406,980)	(62,373)	(215,460)	67,899
Income tax expense	(5,803)	(889)	(9,608)	(14,454)
Net income/(loss)	(412,783)	(63,262)	(225,068)	53,445
Less: Net loss attributable to non-controlling interests	(1,798)	(276)	(5,664)	(3,809)
Net income/(loss) attributable to shareholders of the Company	(410,985)	(62,986)	(219,404)	57,254
Less: Accretion of Redeemable Owners’ Investment				9,814
Net income/(loss) available to shareholders of the Company	(410,985)	(62,986)	(219,404)	47,440
Net income/(loss)	(412,783)	(63,262)	(225,068)	53,445
Other comprehensive income
Unrealized holding gains on available-for-sale investments, net of income tax of RMB 932 for the years ended December 31, 2018, respectively				2,797
Less: Reclassification adjustment for gains on available-for-sale investments realized in net income, net of income tax of and RMB 979 for the years ended December 31, 2018				2,937
Comprehensive income/(loss)	¥ (412,783)	$ (63,262)	¥ (225,068)	¥ 53,305
Net income/(loss) per share
- Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (7.38)	$ (1.13)	¥ (4.53)	¥ 1.04
- Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (6.24)	$ (0.96)	¥ (4.53)	¥ 1.01
Weighted average shares used in calculating net income/(loss) per share
- Basic (in Shares)	55,661,445	55,661,445	48,391,607	45,626,027
- Diluted (in Shares)	65,842,020	65,842,020	48,391,607	46,997,775